Eaton Vance

Massachusetts Municipal Income Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$4,432,977

		$4,432,977

Education — 25.1%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$1,788,105
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/29	1,000	1,227,690
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,373,860
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	3,000	3,541,260
Massachusetts Development Finance Agency, (Boston University), (LOC: TD Bank, N.A.), 1.52%, 10/1/42(1)	2,750	2,750,000
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,776,982
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,896,948
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,127,767
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,126,983
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,219,510
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,956,273
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/31	620	765,861
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/32	770	949,495
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/38	340	410,887
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,818,479
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,373,260
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/42	3,150	3,732,592
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,111,000
Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo), 1.60%, 2/15/26(1)	3,000	3,000,000

		$43,946,952

Escrowed/Prerefunded — 1.9%
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	$1,900	$2,015,254
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	1,040	1,107,798
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	245	245,000

		$3,368,052

General Obligations — 29.5%
Belmont, 4.00%, 2/15/29	$1,195	$1,435,673
Belmont, 4.00%, 2/15/30	1,245	1,488,111
Belmont, 4.00%, 2/15/31	1,045	1,242,045
Belmont, 4.00%, 3/15/31	2,910	3,463,220
Boston, 4.00%, 3/1/31	3,000	3,312,510
Danvers, 4.00%, 8/15/30	600	721,422

Security	Principal Amount (000’s omitted)	Value
Danvers, 4.00%, 8/15/33	$540	$641,050
Danvers, 5.25%, 7/1/36	2,800	2,963,996
Franklin, 4.00%, 5/15/30	200	238,824
Franklin, 4.00%, 5/15/32	455	536,964
Franklin, 4.00%, 5/15/33	455	531,936
Franklin, 5.00%, 5/15/29	210	269,541
Harvard, 4.00%, 8/15/30	1,025	1,232,429
Harvard, 4.00%, 8/15/31	1,270	1,521,092
Lexington, 4.00%, 2/1/29	1,855	2,225,852
Lincoln, 4.00%, 3/1/30	2,120	2,533,782
Lincoln, 4.00%, 3/1/31	2,205	2,622,627
Manchester Essex Regional School District, 4.00%, 2/1/41	1,075	1,204,183
Manchester Essex Regional School District, 4.00%, 2/1/42	975	1,089,523
Massachusetts, 4.00%, 9/1/38	650	749,898
Massachusetts, 5.00%, 3/1/31	3,000	3,445,110
Massachusetts, (SPA: Barclays Bank PLC), 1.64%, 3/1/26(1)	4,300	4,300,000
Medford, 5.00%, 7/15/29	735	946,489
Plymouth, 5.00%, 5/1/26	710	745,606
Plymouth, 5.00%, 5/1/28	1,160	1,217,548
Plymouth, 5.00%, 5/1/31	1,090	1,142,451
Plymouth, 5.00%, 5/1/32	1,000	1,047,570
Shrewsbury, 4.00%, 7/15/33	2,370	2,791,481
Swampscott, 5.00%, 1/15/26	355	436,391
Wayland, 5.00%, 2/1/33	1,790	1,860,240
Wayland, 5.00%, 2/1/36	2,680	2,782,510
Winchester, 5.00%, 4/15/36	775	810,340

		$51,550,414

Hospital — 11.5%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,171,896
Massachusetts Development Finance Agency, (Beth Israel Lahey Health), 5.00%, 7/1/33	625	778,675
Massachusetts Development Finance Agency, (Beth Israel Lahey Health), 5.00%, 7/1/38	600	734,748
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/27	1,000	1,210,510
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,140,638
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	2,016,778
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,289,640
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,948,752
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/44	1,100	1,214,147
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,189,514
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	55	58,285
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/21	800	841,216
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,674,297
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	752,438

		$20,021,534

Housing — 1.7%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.16%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	$2,970	$2,970,000

		$2,970,000

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 0.8%
National Finance Authority, (Covanta), 4.625%, 11/1/42(3)	$670	$704,498
National Finance Authority, (Covanta), (AMT), 4.875%, 11/1/42(3)	740	784,193

		$1,488,691

Insured-Education — 4.3%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$7,512,523

		$7,512,523

Insured-Escrowed/Prerefunded — 0.0%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$35	$35,000

		$35,000

Insured-Special Tax Revenue — 5.0%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,074,864
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,602,438

		$8,677,302

Insured-Transportation — 4.5%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$8,000	$7,786,400

		$7,786,400

Senior Living/Life Care — 0.9%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 4.00%, 12/1/42	$490	$530,234
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.00%, 12/1/42	525	606,370
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(3)	205	234,220
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(3)	135	152,665

		$1,523,489

Special Tax Revenue — 2.4%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/26	$2,000	$2,469,440
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,700,040

		$4,169,480

Student Loan — 3.0%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	$5,000	$5,268,250

		$5,268,250

Transportation — 6.1%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,331,740
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	3,821,738
Massachusetts Port Authority, (AMT), 5.00%, 7/1/31	1,555	1,963,343
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,110	2,534,110

		$10,650,931

Water and Sewer — 0.4%
Springfield Water and Sewer Commission, 4.00%, 4/15/30	$225	$269,390
Springfield Water and Sewer Commission, 4.00%, 4/15/33	335	389,957

		$659,347

Total Tax-Exempt Investments — 99.6% (identified cost $160,621,217)		$174,061,342

Taxable Municipal Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 0.6%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$1,066,810

Total Taxable Municipal Securities — 0.6% (identified cost $1,000,000)		$1,066,810

Total Investments — 100.2% (identified cost $161,621,217)		$175,128,152

Other Assets, Less Liabilities — (0.2)%		$(390,730)

Net Assets — 100.0%		$174,737,422

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 14.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 8.2% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2019.

(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $1,875,576 or 1.1% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Buld America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$174,061,342	$—	$174,061,342
Taxable Municipal Securities	—	1,066,810	—	1,066,810
Total Investments	$—	$175,128,152	$—	$175,128,152

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.